ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2021 and December 31, 2020.

	9/30/21	12/31/20
Accounts payable and accrued expense	$527,430	587,230
Accrued interest	162,221	466,801
Accrued interest and penalties Golock (a)	-	1,172,782
Soundstr Obligation	145,259	145,259
Total accounts payable and accrued liabilities	$834,910	2,372,072

(a)	See Note 9 related to the reversal of interest and penalties for Golock.

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2020, and December 31, 2019.

	December 31, 2020	December 31, 2019
Accounts payable and accrued expense (includes $41,250 to a former officer and director at December 31, 2019, Note 4)	$587,230	577,115
Accrued interest	466,801	271,621
Accrued interest and penalties Golock(a)	1,172,782	-
Soundstr Obligation	145,259	169,409
Total accounts payable and accrued liabilities	$2,372,072	1,018,145

(a)	The Company strongly disagrees with the accrued interest and penalties claimed by Golock in regard to their notes, and intends to arbitrate or litigate this amount if a settlement on a vastly reduced amount cannot be reached.

Stage It Corp [Member]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2021, and December 31, 2020.

	September 30, 2021	December 31, 2020
Accounts payable	$599,817	$427,086
Accrued liabilities (a)(b)	2,313,671	1,785,861
Accrued interest	840,197	650,654
Accrued interest- related parties	893,632	767,715
Total accounts payable and accrued liabilities	$4,647,317	$2,404,981

(a)	Includes $887,120 in liabilities due to artists, $846,477 in unredeemed outstanding notes purchased by users, and $376,703 in payroll liabilities as of September 30, 2021
(b)	Includes $946,537 in liabilities due to artists and $781,172 in unredeemed outstanding notes purchased by users as of December 31, 2020

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2020, and December 31, 2019.

	December 31, 2020	December 31, 2019
Accounts payable	$427,086	$223,795
Accrued liabilities (a)(b)	1,785,861	699,914
Accrued interest	650,654	502,916
Accrued interest- related parties	767,715	617,891
Total accounts payable and accrued liabilities	$2,404,981	$2,044,516

(a)	Includes $946,537 in liabilities due to artists and $791,172 in unredeemed outstanding notes purchased by users as of December 31, 2020
(b)	Includes $398,729 in liabilities due to artists and $297,795 in unredeemed outstanding notes purchased by users as of December 31, 2019